Annual Fund Operating Expenses - Global Equity	Jan. 28, 2021
Institutional
Operating Expenses:
Management Fee	0.89%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and Reimbursements	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%
Class I
Operating Expenses:
Management Fee	0.89%	[1]
Distribution (Rule 12b-1) Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers and Reimbursements	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.09%
Class II
Operating Expenses:
Management Fee	0.89%	[1]
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers and Reimbursements	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.24%

[1]	Restated to reflect current fees.
[2]	J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.99%, 1.09%, and 1.24% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.